LEASES - Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	¥ 49,628
2022	52,015
2023	46,114
2024	25,859
2025	8,354
Total lease payments	181,970
Less: imputed interest	(17,850)
Present value of lease liabilities	¥ 164,120